Note 12 - Intangible Assets	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
1 2 .	Intangible a ssets

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Goodwill	22,387	22,622	24,482	30,393
Other intangible assets	9,375	9,744	11,920	15,927
Total	31,762	32,366	36,402	46,320

(a)	Goodwill

Goodwill arose on the purchase of Aevitas O Holdings Limited and VivoPower Pty Limited on
December 29, 2016.

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
As at April 1	22,622	24,482	30,393	-
Revaluations	-	-	3,597	-
Goodwill previously not recognized	-	-	627	-
Impairment	-	-	(11,092)	-
Reclassifications	-	-	138	-
Additions	-	-	-	30,024
Foreign exchange	(235)	(1,860)	819	369
Carrying value at March 31	22,387	22,622	24,482	30,393

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	12,571	12,884	13,949	9,800
VivoPower Pty Limited (allocated to the Solar Development segment)	9,636	9,738	10,533	20,593
Total	22,387	22,622	24,482	30,393

The Group conducts impairment tests on the carrying value of goodwill annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated are determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming financial year and management projections for the following two
years. Cash flows are also projected for subsequent years as management believe that the investment is held for the long term. These budgets and projections reflect management’s view of the expected market conditions and the position of the CGU’s products and services within those markets.

The CGU represented by Aevitas O Holdings Limited and VivoPower PTY Limited were assessed to have a value in excess of its respective carrying value and hence no
additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of the CGU’s were:

●	Aevitas O Holdings Limited: discount rate was based on the weighted average cost of capital of 8.8% ( March 31, 2019: 8.8%; 2018: 9.2%; 2017: 8.3% ); and,

●	VivoPower PTY Limited: discount rate was based on the weighted average cost of capital of 11.0% ( March 31, 2019: 11.0%; 2018: 12.1%; 2017: 10.6% ), increased by a further 3% after the first year.

No
sensitivity analysis is provided as the Company expects
no
foreseeable changes in the assumptions that would result in impairment of the goodwill.

(b)	Other Intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Databases	Other	Total
Cost
At April 1, 2016	-	-	-	-	-	-
Additions	9,953	2,488	2,488	734	812	16,475
At March 31 , 2017	9,953	2,488	2,488	734	812	16,475
Foreign exchange	139	63	126	4	-	332
Revaluation	(4,293)	129	1,963	(584)	(812)	(3,597)
Additions	-	-	-	-	98	98
At March 31, 2018	5,799	2,680	4,577	154	98	13,308
Foreign exchange	(439)	(204)	(348)	(12)	(11)	(1,013)
Disposals	(263)	-	-	-	(72)	(335)
At March 31, 201 9	5,097	2,476	4,229	142	16	11,960
Foreign exchange	(55)	(26)	(44)	(1)	-	(126)
Additions	-	-	-	-	12	12
Disposals	(50)	-	-	-	-	(50)
At June 3 0 , 2019	4,992	2,450	4,185	141	28	11,796

Amortization
At April 1, 2016	-	-	-	-	-	-
Amortization	347	43	122	36	-	548
At March 31, 2017	347	43	122	36	-	548
Amortization	330	194	284	32	-	840
At March 31, 201 8	677	237	406	68	-	1,388
Foreign exchange	(75)	(22)	(38)	(6)	-	(141)
Amortization	483	169	289	49	-	990
Disposals	(21)	-		-	-	(21)
At March 31, 201 9	1,064	384	657	111	-	2,216
Foreign exchange	(6)	(4)	(7)	(1)	-	(18)
Amortization	100	41	70	12	-	223
At June 3 0 , 2019	1,158	421	720	122	-	2,421

Net book value
At March 31, 2017	9,606	2,445	2,366	698	812	15,927
At March 31, 2018	5,122	2,443	4,171	86	98	11,920
At March 31, 2019	4.033	2.092	3,572	31	16	9,744
At June 3 0 , 2019	3,834	2,029	3,465	19	28	9,375

Customer relationships, trade names and favorable supply contracts have an average remaining period of amortization of
10
years,
13
years and
13
years respectively.